Long-Term Bank Deposits And Other Receivables	12 Months Ended
Dec. 31, 2018
Long-term Investments and Receivables, Net [Abstract]
Long-Term Bank Deposits And Other Receivables	LONG-TERM BANK DEPOSITS AND OTHER RECEIVABLES

The following table presents the components of long-term bank deposits and other receivables as of December 31, 2018 and 2017.

	December 31,
	2018	2017
Prepaid expenses for land rights	$19,429	$—
Cross-currency interest rate swap	2,835	16,508
Long-term receivables(1)	11,696	11,300
Deposits with banks and other long-term receivables (2)	9,002	10,274
	$42,962	$38,082

(1)	Includes related legal expenses in the amount of $9,956 and $9,400 as of December 31, 2018 and 2017, respectively (see Note 21C).
(2)
Includes long-term balances of a non-qualified deferred compensation plan structured under Section 409A of the U.S. Internal Revenue Code in the amount of $7,531 and $8,220 as of December 31, 2018 and 2017, respectively (see Note 17).